UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


              REPORT FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2000

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:    WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK, NEW YORK 10123

FORM 13F FILE NUMBER:  28-7006
===================================================================

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:    JOSHUA H. LANDES
TITLE:   MEMBER, GENERAL PARTNER
PHONE:   (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/Joshua H. Landes
--------------------------
New York, New York
January 30, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     21,961,160
                                            ----------


Form 13F Information Table Value Total:     $ 140,595,000
                                            -------------
List of Other Included Managers:

         Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "none" and omit the column headings and list entries.]

No.  1:
------
         Name:  Wynnefield Capital, Inc.
         Form  13F  File Number  28 - 7006

                                                     FORM 13F INFORMATION TABLE
                                                      ------------------------
Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC                             (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.


Column 1:               Column 2:  Column 3:   Column 4:                Column 5:     Column 6:   Column 7:      Column 8:
--------                --------   --------    --------                 --------      --------    --------       --------
                        Title                 Fair Market    Shares or
                        of         CUSIP      Value          Principal  SH/      Put/ Investment  Other
Name of Issuer          Class      Number    (in thousands)  Amount     PRN      Call discretion  Managers      Voting Authority
--------------          -----      ------    --------------  ------     ---      ---- ----------  --------      ----------------
                                                                                                                Sole   Shared  None

AAR Corp.                COM      000361105  1,515           120,000    SH            SOLE       Filer + No. 1  SOLE
ADE Corp. Mass           COM      00089C107  310             18,150     SH            SOLE       Filer + No. 1  SOLE
Airgas Inc.              COM      009363102  2,666           391,400    SH            SOLE       Filer + No. 1  SOLE
Airnet Sys Inc.          COM      009417106  95              25,000     SH            SOLE       Filer + No. 1  SOLE
Alltrista Corp.          COM      020040101  425             31,500     SH            SOLE       Filer + No. 1  SOLE
Ambassadors Intl Inc.    COM      023178106  4,492           241,200    SH            SOLE       Filer + No. 1  SOLE
Ampal Amern Israel Corp. CL A     032015109  429             70,000     SH            SOLE       Filer + No. 1  SOLE
Armor Holdings Inc.      COM      042260109  1,093           62,700     SH            SOLE       Filer + No. 1  SOLE
Assisted Living          COM      04543L109  63              200,000    SH            SOLE       Filer + No. 1  SOLE
Concepts Inc.
Audiovox Corp.           CL A     050757103  181             20,100     SH            SOLE       Filer + No. 1  SOLE
Autotote Corp.           CL A     053323101  738             250,000    SH            SOLE       Filer + No. 1  SOLE
Avalon Holdings Corp.    CL A     05343P109  32              11,700     SH            SOLE       Filer + No. 1  SOLE
Aviall Inc. New          COM      05366B102  1,519           300,000    SH            SOLE       Filer + No. 1  SOLE
BTG Inc.                 COM      05576J101  378             65,700     SH            SOLE       Filer + No. 1  SOLE
Baker J Inc.             COM      057232100  4,633           1,058,950  SH            SOLE       Filer + No. 1  SOLE
Baker J Inc.             SUB NT   057232AA8  270             350,000    PRN           SOLE       Filer + No. 1  SOLE
                         CONV 7%
                         02
Barrett Business         COM      068463108  2,459           702,500    SH            SOLE       Filer + No. 1  SOLE
Services Inc.
Beverly Enterprises Inc. COM NEW  087851309  573             70,000     SH            SOLE       Filer + No. 1  SOLE
Blonder Tongue Labs Inc. COM      093698108  794             254,000    SH            SOLE       Filer + No. 1  SOLE


TOTAL                                        $22,665         4,242,900
                                             -------         ---------

Column 1:               Column 2:  Column 3:   Column 4:                Column 5:     Column 6:   Column 7:      Column 8:
--------                --------   --------    --------                 --------      --------    --------       --------
                        Title                 Fair Market    Shares or
                        of         CUSIP      Value          Principal  SH/      Put/ Investment  Other
Name of Issuer          Class      Number    (in thousands)  Amount     PRN      Call discretion  Managers       Voting Authority
--------------          -----      ------    --------------  ------     ---      ---- ----------  --------       ----------------
                                                                                                                 Sole   Shared  None

Broadcom Corp.           CL A     111320107  841             10,000     SH            SOLE        Filer + No. 1  SOLE
CH Energy Group Inc.     COM      12541M102  448             10,000     SH            SOLE        Filer + No. 1  SOLE
CTB Intl Corp.           COM      125960104  5,766           723,500    SH            SOLE        Filer + No. 1  SOLE
CTN Media Group Inc.     COM      12643W107  1,151           236,200    SH            SOLE        Filer + No. 1  SOLE
Cambridge Tech Partners  COM      132524109  25              10,000     SH            SOLE        Filer + No. 1  SOLE
Mass
Cascade Corp.            COM      147195101  482             30,000     SH            SOLE        Filer + No. 1  SOLE
Childrens PL Retail      COM      168905107  606             30,000     SH            SOLE        Filer + No. 1  SOLE
Stores Inc.
Commonwealth Tel         COM      203349105  2,768           80,375     SH            SOLE        Filer + No. 1  SOLE
Enterprises
Connectiv Inc.           COM      206829103  401             20,000     SH            SOLE        Filer + No. 1  SOLE
Continental Information  COM      211497102  33              34,000     SH            SOLE        Filer + No. 1  SOLE
Sys New
Crestline Cap Corp.      COM      226153104  1,931           75,000     SH            SOLE        Filer + No. 1  SOLE
Crown Crafts Inc.        COM      228309100  109             387,700    SH            SOLE        Filer + No. 1  SOLE
Crown Group Inc.         COM      228359105  128             29,200     SH            SOLE        Filer + No. 1  SOLE
Dal-Tile Intl Inc.       COM      23426R108  287             20,200     SH            SOLE        Filer + No. 1  SOLE
Dan Riv Inc. GA          CL A     235774106  111             50,000     SH            SOLE        Filer + No. 1  SOLE
Delta & Pine Ld Co.      COM      247357106  6,281           300,000    SH            SOLE        Filer + No. 1  SOLE
Denali Inc.              COM      248221103  3               50,000     SH            SOLE        Filer + No. 1  SOLE
Ducommun Inc. Del        COM      264147109  664             60,000     SH            SOLE        Filer + No. 1  SOLE
Dwyer Group Inc.         COM      267455103  28              15,000     SH            SOLE        Filer + No. 1  SOLE
Ellis Perry Intl Inc.    COM      288853104  349             65,000     SH            SOLE        Filer + No. 1  SOLE
Farrel Corp. NEW         COM      311667109  49              64,700     SH            SOLE        Filer + No. 1  SOLE
Find SVP Inc.            COM NEW  317718302  18              26,300     SH            SOLE        Filer + No. 1  SOLE
First Aviation Svcs Inc. COM      31865W108  9,000           2,057,092  SH            SOLE        Filer + No. 1  SOLE
Foster L B Co.           COM      350060109  91              36,200     SH            SOLE        Filer + No. 1  SOLE
Frozen Food Express      COM      359360104  482             245,000    SH            SOLE        Filer + No. 1  SOLE
Inds Inc.
Full Line Distrs Inc.    COM      35967N106  45              47,500     SH            SOLE        Filer + No. 1  SOLE
G-III Apparel Group Ltd. COM      36237H101  1,180           205,132    SH            SOLE        Filer + No. 1  SOLE



TOTAL                                        $ 33,277        4,918,099
                                              ---------      ---------



Column 1:                Column 2:  Column 3:   Column 4:                Column 5:     Column 6:   Column 7:      Column 8:
--------                 --------   --------    --------                 --------      --------    --------       --------
                         Title                 Fair Market    Shares or
                         of         CUSIP      Value          Principal  SH/     Put/  Investment  Other
Name of Issuer           Class      Number    (in thousands)  Amount     PRN     Call  discretion  Managers       Voting Authority
--------------           -----      ------    --------------  ------     ---     ----  ----------  --------       ----------------
                                                                                                                  Sole  Shared  None

GTSI Corp.               COM        36238K103  326            104,175            SH    SOLE        Filer + No. 1  SOLE
General Communication    CL A       369385109  4,246          606,640            SH    SOLE        Filer + No. 1  SOLE
Inc.
Hansen Nat Corp.         COM        411310105  99             26,000             SH    SOLE        Filer + No. 1  SOLE
Harsco Corp.             COM        415864107  741            30,000             SH    SOLE        Filer + No. 1  SOLE
ICO Hldgs Inc.           COM        449293109  949            490,000            SH    SOLE        Filer + No. 1  SOLE
IT Group Inc.            COM        465266104  1,010          201,900            SH    SOLE        Filer + No. 1  SOLE
Jo-Ann Stores Inc.       CL B       47758P208  583            137,200            SH    SOLE        Filer + No. 1  SOLE
                         NON-VTG
Key3Media Group Inc.     COM        49326R104  4,765          391,000            SH    SOLE        Filer + No. 1  SOLE
Keystone Automotive      COM        49338N109  1,603          230,000            SH    SOLE        Filer + No. 1  SOLE
Inds Inc.
Kroll O Gara Co.         COM        501050108  95             15,900             SH    SOLE        Filer + No. 1  SOLE
Labone Inc. New          COM        50540L105  338            60,000             SH    SOLE        Filer + No. 1  SOLE
Ladish Inc.              COM NEW    505754200  2,913          271,017            SH    SOLE        Filer + No. 1  SOLE
Layne Christensen Co.    COM        521050104  2,275          700,000            SH    SOLE        Filer + No. 1  SOLE
Loral Space &            COM        G56462107  162            50,700             SH    SOLE        Filer + No. 1  SOLE
Communications
Marisa Christina Inc.    COM        570268102  53             52,600             SH    SOLE        Filer + No. 1  SOLE
Monmouth Cap Corp.       COM        609524103  74             30,275             SH    SOLE        Filer + No. 1  SOLE
Monro Muffler Brake Inc. COM        610236101  3,347          374,500            SH    SOLE        Filer + No. 1  SOLE



TOTAL                                          $ 23,579       3,771,907
                                               --------       ---------



Column 1:                Column 2:  Column 3:   Column 4:                Column 5:     Column 6:   Column 7:      Column 8:
--------                 --------   --------    --------                 --------      --------    --------       --------
                         Title                 Fair Market    Shares or
                         of         CUSIP      Value          Principal  SH/     Put/  Investment  Other
Name of Issuer           Class      Number    (in thousands)  Amount     PRN     Call  discretion  Managers       Voting Authority
--------------           -----      ------    --------------  ------     ---     ----  ----------  --------       ----------------
                                                                                                                  Sole  Shared  None


Morton Industrial Group  CL A       619328107  120            113,010    SH            SOLE       Filer + No. 1   SOLE
Navistar Intl Corp. New  COM        63934E108  524            20,000     SH            SOLE       Filer + No. 1   SOLE
Niagara Corp.            COM        653349100  726            464,619    SH            SOLE       Filer + No. 1   SOLE
Novel Denim Holdgs Ltd.  ORD        G6674P109  350            40,000     SH            SOLE       Filer + No. 1   SOLE
OPTI Inc.                COM        683960108  47             10,000     SH            SOLE       Filer + No. 1   SOLE
Opticare Health Sys Inc. COM        68386P105  172            343,005    SH            SOLE       Filer + No. 1   SOLE
PBOC Hldgs Inc.          COM        69316G108  161            16,900     SH            SOLE       Filer + No. 1   SOLE
PMR Corp.                COM        693451106  30             21,600     SH            SOLE       Filer + No. 1   SOLE
Packaged Ice Inc.        COM        695148106  37             24,700     SH            SOLE       Filer + No. 1   SOLE
Petroquest Energy Inc.   COM        716748108  94             22,100     SH            SOLE       Filer + No. 1   SOLE
Phoenix Gold Intl Inc.   COM        719068108  546            415,950    SH            SOLE       Filer + No. 1   SOLE
Pilgrims Pride Corp.     CL B       721467108  205            26,300     SH            SOLE       Filer + No. 1   SOLE
Pricesmart Inc.          COM        741511109  10,027         305,000    SH            SOLE       Filer + No. 1   SOLE
Rankin Automotive Group  COM        753050103  3              52,575     SH            SOLE       Filer + No. 1   SOLE
Inc.
Royal Olympic Cruise     COM        V7780Z109  1,283          466,400    SH            SOLE       Filer + No. 1   SOLE
Lines Inc.
SOS Staffing Svcs Inc.   COM        78462X104  885            590,000    SH            SOLE       Filer + No. 1   SOLE
Scheid Vineyards Inc.    CL A       806403101  309            100,000    SH            SOLE       Filer + No. 1   SOLE
Sequa Corporation        CL A       817320104  2,728          75,000     SH            SOLE       Filer + No. 1   SOLE
Sequa Corporation        CL B       817320203  407            7,300      SH            SOLE       Filer + No. 1   SOLE



TOTAL                                          $ 18,654       3,114,459
                                               --------       ---------


Column 1:                Column 2:  Column 3:   Column 4:                Column 5:     Column 6:   Column 7:      Column 8:
--------                 --------   --------    --------                 --------      --------    --------       --------
                         Title                 Fair Market    Shares or
                         of         CUSIP      Value          Principal  SH/     Put/  Investment  Other
Name of Issuer           Class      Number    (in thousands)  Amount     PRN     Call  discretion  Managers       Voting Authority
--------------           -----      ------    --------------  ------     ---     ----  ----------  --------       ----------------
                                                                                                                  Sole  Shared  None
Simon Transn Svcs Inc.   CL A       828813105  1,986         387,500     SH            SOLE        Filer + No. 1  SOLE
Six Flags Inc.           COM        83001P109  1,891         110,000     SH            SOLE        Filer + No. 1  SOLE
Specialty Catalog Corp.  COM        84748Q103  1,107         553,699     SH            SOLE        Filer + No. 1  SOLE
Sprint Corp              COM FON    852061100  406           20,000      SH            SOLE        Filer + No. 1  SOLE
                         GROUP
Sunsource Inc.           COM        867948101  1,113         363,500     SH            SOLE        Filer + No. 1  SOLE
Sylvan Inc.              COM        871371100  9,804         1,074,386   SH            SOLE        Filer + No. 1  SOLE
Syntellect Inc.          COM        87161L105  1,652         455,800     SH            SOLE        Filer + No. 1  SOLE
Tasty Baking Co.         COM        876553306  4,731         337,661     SH            SOLE        Filer + No. 1  SOLE
Tropical Sportswear      COM        89708P102  1,388         100,000     SH            SOLE        Filer + No. 1  SOLE
Intl. Corp.
U.S. Home & Garden Inc.  COM        902939107  110           110,000     SH            SOLE        Filer + No. 1  SOLE
U.S. Liquids Inc.        COM        902974104  438           200,000     SH            SOLE        Filer + No. 1  SOLE
U.S. Inds Inc.  New      COM        912080108  2,000         250,000     SH            SOLE        Filer + No. 1  SOLE
United Indl Corp.        COM        910671106  369           33,200      SH            SOLE
Ventas Inc.              COM        92276F100  2,278         405,000     SH            SOLE        Filer + No. 1  SOLE
Vitech Amer Inc.         COM        928489103  1,294         345,109     SH            SOLE        Filer + No. 1  SOLE
Water Pik Technologies   COM        94113U100  600           85,650      SH            SOLE        Filer + No. 1  SOLE
Inc.
West Coast Bancorp Ore   COM        952145100  601           62,000      SH            SOLE        Filer + No. 1  SOLE
New
West Pharmaceutical      COM        955306105  1,472         59,942      SH            SOLE        Filer + No. 1  SOLE
Svsc Inc.
Westmoreland Coal Co.    COM        960878106  6,951         761,700     SH            SOLE        Filer + No. 1  SOLE
Westmoreland Coal Co.    PFD DP A   960878304  2,030         99,000      SH            SOLE        Filer + No. 1  SOLE
                         CV1/4
Weston Roy F Inc.        CL A       961137106  166           38,000      SH            SOLE        Filer + No. 1  SOLE
Zany Brainy Inc.         COM        98906Q101  33            61,648      SH            SOLE        Filer + No. 1  SOLE



TOTAL                                          $  42,420     5,913,795
                                               ---------     ---------

GRAND TOTAL                                    $  140,595    21,961,160
                                               ----------    ----------

